Income Taxes - Summary of Reconciliation of Accounting Profit and Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before income tax	$ (46,657,534)	$ (42,171,158)	$ (39,891,978)
Income tax benefit calculated at the statutory rate	(7,931,781)	(7,169,097)	(6,781,636)
Nondeductible expenses in determining taxable income	4,115,850	112,263	4,288,090
Tax credits for research and development expenditures	(2,474,280)	(2,312,251)	(2,224,348)
Unrecognized loss carryforward	5,980,036	9,261,996	4,519,942
Effect of different tax rates of group entities operating in other jurisdictions	322,888	107,089	$ 197,952
Withholding tax	450,000
Adjustments for prior periods	(54,711)	14,439
Income tax expense recognized in profit or loss	$ 408,002	$ 14,439